Supplemental Guarantor Information Condensed Consolidating Statement of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Condensed Financial Statements, Captions [Line Items]
Comprehensive income	$ 144,785	$ 121,465	$ 160,677
Eliminating Entries [Member]
Condensed Financial Statements, Captions [Line Items]
Comprehensive income	(210,030)	(158,223)	(182,711)
IHS Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Comprehensive income	144,785	121,465	160,677
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Comprehensive income	58,485	28,268	9,906
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Comprehensive income	$ 151,545	$ 129,955	$ 172,805